Stock-Based Compensation - Summary of RSU and RSA Activity under Equity Plans (Details) - $ / shares		3 Months Ended	12 Months Ended
	Oct. 30, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
RSA
Shares
Options outstanding (in shares)		4,183,624	4,183,624	4,183,624	4,183,624
Forfeited (in shares)		0	0	0	0
Outstanding (in shares)		4,183,624	4,183,624	4,183,624	4,183,624
Weighted Average Grant Date Fair Value per Share
Outstanding (in USD per share)		$ 1.37	$ 1.37	$ 1.37	$ 1.37
Outstanding (in USD per share)		$ 1.37	$ 1.37	$ 1.37	$ 1.37
RSA | As Originally Reported
Shares
Options outstanding (in shares)					1,404,557
Weighted Average Grant Date Fair Value per Share
Outstanding (in USD per share)					$ 4.09
RSA | Retrospective Application of the Recapitalization
Shares
Options outstanding (in shares)					2,779,067
RSUs (non-vested)
Shares
Options outstanding (in shares)		11,983,636	9,539,807	6,427,387	4,910,825
Granted (in shares)		1,372,632	3,340,173	4,329,925
Modified (in shares)			0
Forfeited (in shares)		(533,418)	(896,344)	(1,217,505)	(1,222,706)
Outstanding (in shares)		6,021,215	11,983,636	9,539,807	6,427,387
Weighted Average Grant Date Fair Value per Share
Outstanding (in USD per share)		$ 12.43	$ 8.33	$ 7.31	$ 6.79
Granted (in USD per share)		12.58	6.80	9.83
Modified (in USD per share)	$ 12.23		12.23
Forfeited (in USD per share)		12.23	8.48	8.30	6.94
Outstanding (in USD per share)		$ 12.31	$ 12.43	$ 8.33	$ 7.31
RSUs (non-vested) | As Originally Reported
Shares
Options outstanding (in shares)					1,670,669
Granted (in shares)					2,739,268
Weighted Average Grant Date Fair Value per Share
Outstanding (in USD per share)					$ 19.94
Granted (in USD per share)					$ 8.08
RSUs (non-vested) | Retrospective Application of the Recapitalization
Shares
Options outstanding (in shares)					3,240,156
PRSU
Shares
Options outstanding (in shares)		1,101,683	0
Granted (in shares)		0	1,101,683
Outstanding (in shares)		1,101,683	1,101,683	0
Weighted Average Grant Date Fair Value per Share
Outstanding (in USD per share)		$ 6.72
Granted (in USD per share)			$ 6.72
Outstanding (in USD per share)		$ 6.72	$ 6.72